Leases	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Leases	LEASES
Right-of-use asset

($ millions)	Office (1)	Fleet Vehicles	Equipment	Total
Right-of-use asset at cost	121.9	28.5	11.1	161.5
Accumulated depreciation	(55.4)	(20.4)	(7.6)	(83.4)
Net carrying amount	66.5	8.1	3.5	78.1

Reconciliation of movements during the year
Cost, beginning of year	121.6	25.2	11.7	158.5
Accumulated depreciation, beginning of year	(44.3)	(16.1)	(6.7)	(67.1)
Net carrying amount, beginning of year	77.3	9.1	5.0	91.4

Net carrying amount, beginning of year	77.3	9.1	5.0	91.4
Additions	—	3.2	0.7	3.9
Depreciation	(10.8)	(4.2)	(1.6)	(16.6)
Lease modification	—	—	(0.6)	(0.6)
Net carrying amount, end of year	66.5	8.1	3.5	78.1
(1)A portion of the Company's office space is subleased. During the year ended December 31, 2022, the Company recorded sublease income of $3.6 million (year ended December 31, 2021 - $5.4 million) as a component of other income.
Lease liability

($ millions)	2022	2021
Lease liability, beginning of year	141.4	156.5
Additions	3.8	5.9
Financing	5.7	6.5
Payments on lease liability	(26.1)	(27.7)
Other	(0.7)	0.2
Lease liability, end of year	124.1	141.4
Expected to be incurred within one year	24.9	25.5
Expected to be incurred beyond one year	99.2	115.9
Some leases contain variable payments that are not included within the lease liability as the payments are based on amounts determined by the lessor annually and not dependent on an index or rate. For the year ended December 31, 2022, variable lease payments of $1.5 million were included in general and administrative expenses relating to property tax payments on office leases (year ended December 31, 2021 - $1.5 million).
During the year ended December 31, 2022, the Company recorded $0.8 million in payments related to short-term leases and leases for low dollar value underlying assets in operating and general and administrative expenses (year ended December 31, 2021 - $0.6 million).
The undiscounted cash flows relating to the lease liability are as follows:

($ millions)	December 31, 2022
1 year	25.5
2 to 3 years	41.3
4 to 5 years	33.6
More than 5 years	42.4
Total (1)	142.8
(1)Includes both the principal and amounts representing interest.